Equity-Accounted Investees - Additional Information (Detail) - USD ($)			12 Months Ended
	Dec. 06, 2017	Aug. 22, 2016	Dec. 31, 2019	Dec. 31, 2018		Oct. 19, 2018	Jan. 01, 2018	Dec. 31, 2010
Disclosure of equity-accounted investees [line items]
Carrying value write down due to loss incurred by the entity			$ 172,000,000	$ 225,100,000	[1]		$ 171,300,000
Rusoro Mining Limited [member]
Disclosure of equity-accounted investees [line items]
Carrying value write down due to loss incurred by the entity								$ 0
Fair value of investment based on quoted market price			6,500,000	13,400,000
Unrecognised share of profits			4,200,000	2,600,000
Cumulative unrecognised share of losses			202,800,000	$ 198,600,000
Pre and post award		$ 967,800,000
Excess of pre and post award		$ 1,200,000,000
Arbitration settlement	$ 1,300,000,000
Accrued interest percentage				9.00%
Total settlement agreement amount						$ 1,280,000,000
Maverix [member]
Disclosure of equity-accounted investees [line items]
Disposal of associates			33,800,000
Derecognition Fair value of Investment			19,200,000
Asanko Gold [member]
Disclosure of equity-accounted investees [line items]
Impact of fair value adjustment in property plant and equiment			$ 39,600,000

[1]	Refer note 42.